Cash and cash equivalents - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of other provisions
Net decrease in cash and cash equivalents	€ 19,759	€ 20,900
EIB loan
Disclosure of other provisions
Minimum cash balance	€ 10,300